Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Market Index Fund
Class Name	Fidelity® Total Market Index Fund
Trading Symbol	FSKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 116,513,864,358
Holdings Count | shares	3,800
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$116,513,864,358
Number of Holdings	3,800
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 14.3 Consumer Discretionary 10.5 Industrials 9.7 Health Care 9.3 Communication Services 9.3 Consumer Staples 4.9 Energy 3.1 Real Estate 2.4 Utilities 2.3 Materials 2.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.3 Ireland 0.4 United Kingdom 0.1 Switzerland 0.1 Netherlands 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Thailand 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Switzerland - 0.1 Netherlands - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Thailand - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Microsoft Corp 6.1 Apple Inc 5.6 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.6 Broadcom Inc 2.3 Alphabet Inc Class A 2.1 Alphabet Inc Class C 1.6 Berkshire Hathaway Inc Class B 1.6 Tesla Inc 1.5 33.8
Fidelity Series Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Total Market Index Fund
Class Name	Fidelity® Series Total Market Index Fund
Trading Symbol	FCFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 87,336,208,580
Holdings Count | shares	3,916
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$87,336,208,580
Number of Holdings	3,916
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 14.3 Consumer Discretionary 10.5 Industrials 9.7 Health Care 9.3 Communication Services 9.3 Consumer Staples 4.9 Energy 3.1 Real Estate 2.4 Utilities 2.3 Materials 2.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.3 Ireland 0.4 United Kingdom 0.1 Switzerland 0.1 Netherlands 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Thailand 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Switzerland - 0.1 Netherlands - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Thailand - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Microsoft Corp 6.1 Apple Inc 5.6 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.6 Broadcom Inc 2.3 Alphabet Inc Class A 2.1 Alphabet Inc Class C 1.6 Berkshire Hathaway Inc Class B 1.6 Tesla Inc 1.5 33.8
Fidelity International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Index Fund
Class Name	Fidelity® International Index Fund
Trading Symbol	FSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 67,084,346,141
Holdings Count | shares	707
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$67,084,346,141
Number of Holdings	707
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Industrials 18.9 Health Care 10.8 Consumer Discretionary 9.4 Information Technology 7.6 Consumer Staples 7.5 Materials 5.3 Communication Services 5.3 Energy 3.2 Utilities 3.1 Real Estate 1.7 Common Stocks 97.1 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 21.6 United States 12.1 United Kingdom 11.2 Germany 9.8 France 9.0 Australia 6.9 Switzerland 4.9 Netherlands 3.9 Spain 3.3 Others 17.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 United States - 12.1 United Kingdom - 11.2 Germany - 9.8 France - 9.0 Australia - 6.9 Switzerland - 4.9 Netherlands - 3.9 Spain - 3.3 Others - 17.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 1.5 SAP SE 1.5 Astrazeneca PLC 1.3 Novartis AG 1.3 Nestle SA 1.2 Roche Holding AG 1.2 Siemens AG 1.2 HSBC Holdings PLC 1.1 Shell PLC 1.1 Commonwealth Bank of Australia 1.0 12.4
Fidelity Flex 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® 500 Index Fund
Class Name	Fidelity Flex® 500 Index Fund
Trading Symbol	FDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,984,276,034
Holdings Count | shares	510
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$6,984,276,034
Number of Holdings	510
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 13.9 Consumer Discretionary 10.4 Communication Services 9.9 Health Care 9.1 Industrials 8.4 Consumer Staples 5.0 Energy 3.0 Utilities 2.3 Materials 2.0 Real Estate 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 99.4 Ireland 0.3 Switzerland 0.1 Netherlands 0.1 United Kingdom 0.1 Canada 0.0 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.3 Switzerland - 0.1 Netherlands - 0.1 United Kingdom - 0.1 Canada - 0.0 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 6.8 Apple Inc 6.2 Amazon.com Inc 3.9 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.6 Alphabet Inc Class A 2.2 Alphabet Inc Class C 1.8 Tesla Inc 1.7 Berkshire Hathaway Inc Class B 1.7 37.5
Fidelity Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Extended Market Index Fund
Class Name	Fidelity® Extended Market Index Fund
Trading Symbol	FSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 41,038,862,379
Holdings Count | shares	3,440
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$41,038,862,379
Number of Holdings	3,440
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.9 Information Technology 18.4 Financials 17.8 Health Care 11.3 Consumer Discretionary 11.1 Real Estate 5.4 Materials 4.6 Communication Services 4.0 Energy 3.6 Consumer Staples 2.9 Utilities 1.9 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.7 United Kingdom 1.0 Canada 0.4 Puerto Rico 0.2 Thailand 0.2 Bermuda 0.2 Sweden 0.1 Switzerland 0.1 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 United Kingdom - 1.0 Canada - 0.4 Puerto Rico - 0.2 Thailand - 0.2 Bermuda - 0.2 Sweden - 0.1 Switzerland - 0.1 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AppLovin Corp Class A 1.5 Strategy Inc Class A 1.2 Snowflake Inc 1.1 CRH PLC 1.0 Robinhood Markets Inc Class A 1.0 ROBLOX Corp Class A 1.0 Cloudflare Inc Class A 1.0 Alnylam Pharmaceuticals Inc 0.9 Marvell Technology Inc 0.8 Flutter Entertainment PLC 0.8 10.3
Fidelity 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® 500 Index Fund
Class Name	Fidelity® 500 Index Fund
Trading Symbol	FXAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 696,433,818,795
Holdings Count | shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$696,433,818,795
Number of Holdings	507
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.5 Financials 13.9 Consumer Discretionary 10.5 Communication Services 10.0 Health Care 9.1 Industrials 8.4 Consumer Staples 5.2 Energy 3.0 Utilities 2.4 Real Estate 2.0 Materials 1.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.5 Ireland 0.3 Switzerland 0.1 Netherlands 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Ireland - 0.3 Switzerland - 0.1 Netherlands - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Microsoft Corp 7.0 Apple Inc 6.3 Amazon.com Inc 4.0 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.6 Alphabet Inc Class A 2.4 Alphabet Inc Class C 1.8 Berkshire Hathaway Inc Class B 1.8 Tesla Inc 1.7 38.3
Fidelity Flex Large Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Large Cap Focused Index Fund
Class Name	Fidelity Flex® Large Cap Focused Index Fund
Trading Symbol	FXLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period July 24, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,056,868
Holdings Count | shares	199
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$3,056,868
Number of Holdings	199
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.1 Financials 14.0 Consumer Discretionary 10.2 Communication Services 9.8 Health Care 9.0 Industrials 8.4 Consumer Staples 5.0 Energy 3.0 Utilities 2.3 Materials 2.1 Real Estate 2.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.6 Switzerland 0.3 Ireland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Switzerland - 0.3 Ireland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Microsoft Corp 7.0 Apple Inc 5.9 Amazon.com Inc 3.7 Broadcom Inc 2.9 Meta Platforms Inc Class A 2.6 Alphabet Inc Class A 2.6 Tesla Inc 1.9 JPMorgan Chase & Co 1.8 Alphabet Inc Class C 1.5 37.1